CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY (Details) € / shares in Units, € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 EUR (€) shares	Oct. 31, 2015 € / shares	May 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 € / shares	May 31, 2014 € / shares
Debt Instrument [Line Items]
Interest expense					$ 4,171	$ 2,601	$ 2,321
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.05%				7.05%	5.99%	6.06%
Debt instrument, principal	$ 25,078				$ 25,078	$ 29,048
Debt instrument, accrued interest	9,433				$ 9,433	$ 10,355
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Jan. 01, 2018
Debt conversion, price per share, accrued interest | € / shares			€ 0.75
Interest expense | €		€ 1,159
Convertible Note Payable [Member] | Shareholder [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement				26.00%
Debt conversion, price per share | € / shares								€ 0.75	€ 1.50
Debt conversion, price per share, accrued interest | € / shares									€ 1.50
Debt conversion, amount converted	$ 5,429
Debt conversion, shares issued | shares	7,238,302	7,238,302
Convertible Note Payable [Member] | Shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 37,000
Convertible Note Payable [Member] | Shareholder [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				6.00%
Convertible Note Payable [Member] | Shareholder [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				2.00%